FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Trade receivables - Accumulated impairment losses - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of year	$ 20.8	$ 19.6
Changes in expected credit losses charged to income	17.2	17.4
Write-off	(19.5)	(16.2)
Balance at end of year	$ 18.5	$ 20.8